Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Summary of Net Proceeds from Business Combination and PIPE Financing Transactions
The following table summarizes the elements of the net proceeds from the Business Combination and PIPE Financing transaction as of December 31, 2021 (in thousands):

Recapitalization
Cash—BCTG’s Trust Account and cash (net of redemptions)	$156,013
Cash—PIPE Financing	186,100
Less transaction costs and advisory fees paid	(15,836)

Net cash proceeds from the Business Combination and PIPE Financing	326,277
Add: non-cash net assets assumed from BCTG	3

Net contributions from Business Combination and PIPE Financing	$326,280

Summary of Common Stock Outstanding After Consummation of Business Combination and PIPE Financing Transaction
The following table summarizes the number of shares of common stock outstanding immediately following the consummation of the Business Combination and PIPE Financing transaction:

Number of Shares
BCTG common shares outstanding prior to the Business Combination	21,377,250
Less redemption of BCTG shares	(1,106,814)

Common shares of BCTG outstanding as of the Business Combination	20,270,436
Shares issued pursuant to the PIPE Financing	18,610,000

Business Combination and PIPE Financing shares	38,880,436
Old Tango common shares (after preferred shares were converted 1-for-1 for common shares)	48,593,803

Total shares of Common Stock immediately after Business Combination consummation	87,474,239

Summary of Redeemable Convertible Preferred Stock Issued and Outstanding After Consummation of Business Combination
Pursuant to the terms of the Merger Agreement, upon the closing of the Business Combination on August 10, 2021 (the “Effective Time”), each share of Old Tango’s redeemable convertible preferred stock (the “Preferred Stock”) issued and outstanding immediately prior to the Effective Time was converted into a share of the Company’s common stock using the exchange ratio of 0.34 as follows:

Date	Description	Redeemable Convertible Preferred Stock	Preferred to Common Exchange Ratio	Common Stock Shares	8/10/2021 Merger Recapitalization Exchange Ratio	Recapitalization Common Stock
12/31/2019	Series A	55,700,000	1.00	55,700,000	0.34	18,922,317
4/7/2020	Series B (tranche 1)	22,686,025	1.00	22,686,025	0.34	7,706,861
8/17/2020	Series B-1	27,152,255	1.00	27,152,255	0.34	9,224,122
3/18/2021	Series B (tranche 2)	22,686,025	1.00	22,686,025	0.34	7,706,861

Summary of Weighted-Average Common Shares, Basic and Diluted
The following table summarizes the weighted-average common shares, basic and diluted, for the year ended December 31, 2020:

Date	Description	As previously recorded	8/10/2021 Merger Exchange Ratio	Recapitalized Common Stock	Days Outstanding in 2020	% of weighting	Weighted average common shares
12/31/2020	Weighted-average shares, basic and diluted	11,461,011	0.34	3,893,305		100%	3,893,305
12/31/2019	Series A shares	55,700,000	0.34	18,922,317	365	100%	18,922,317
4/7/2020	Series B shares	22,686,025	0.34	7,706,443	268	73%	5,664,025
8/17/2020	Series B-1 shares	27,152,255	0.34	9,223,621	136	37%	3,452,558

Weighted average number of common shares outstanding – basic and diluted for the year ended December 31, 2020							31,932,204